Taxation	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
TAXATION
19.	TAXATION

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

According to the Hong Kong regulations, Hong Kong entities are subject to a two-tiered income tax rate for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 million of profits earned by HK entity will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered income tax rate regime, each group of connected entities can nominate only one entity to benefit from the two-tiered income tax rate. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Under the Hong Kong tax laws, the Company is exempted from the Hong Kong income tax on foreign-derived income.

United States of America (US)

The Company’s subsidiaries located in US are subject to an income tax rate of 21% for taxable income earned in the US.

Singapore

Subsidiaries incorporated in Singapore are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17%.

Subsidiaries incorporated in other jurisdictions are subject to the respective applicable corporate income tax rates of those jurisdictions.

The provisions for income taxes for the six months ended June 30, 2026 and 2025 are summarized as follows:

	Six months ended June 30,
In thousands of USD	2026	2025
Current income tax expense (benefits)	(84)	1,420
Deferred income tax expense (benefits)	(15,037)	(4,943)
Total	(15,121)	(3,523)

For interim income tax reporting, the Group estimates its annual effective tax rate and applies it to its year-to-date ordinary income. The tax effects of unusual or infrequently occurring items, including changes in judgment about valuation allowances and effects of changes in tax laws or rates, are reflected in the interim periods presented.

The Group’s effective tax rate (“ETR”) for the six months ended June 30, 2026 and 2025 was 5.7% and (8.5%), respectively.

As of June 30, 2026, the Group recorded balances of deferred tax assets of US$28.9 million and deferred tax liabilities of US$17.2 million. As of December 31, 2025, the Group recorded balances of deferred tax assets of US$8.7 million and deferred tax liabilities of US$12.0 million.

Realization of the deferred tax assets balances are dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of June 30, 2026 and December 31, 2025, valuation allowances of US$57.7 million and US$23.1 million respectively, were provided against deferred tax assets in entities where it was determined it was more-likely-than-not that the benefits of the deferred tax assets will not be realized.

As of June 30, 2026 and December 31, 2025, the Group did not have any significant unrecognized uncertain tax positions.

The amount of such unused tax losses will expire as follows:

Tax Jurisdiction	Amount in thousands of USD	Earliest year of expiration if not utilized
Singapore	137,477	Indefinitely
United States	176,653	Indefinitely
Bhutan	71,116	Indefinitely
Norway	25,369	Indefinitely
Malaysia	8,679	2036
Hong Kong	4,169	Indefinitely
Ethiopia	1,919	2030
United Arab Emirates	226	Indefinitely
Vietnam	54	2031
Thailand	9	2028
Total	425,671